UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

 (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value

Aerospace and Defense — 1.1%
BAE Systems PLC	55,000	213,782
Empresa Brasileira de Aeronautica SA ADR	29,000	829,400
Singapore Technologies Engineering, Ltd.	200,000	245,242
Thales SA	4,000	139,321
		$1,427,745

Airport Operator/Development — 0.7%
BAA PLC	83,500	849,548
		$849,548

Appliances — 0.1%
Electrolux AB	9,000	157,156
		$157,156

Applications Software — 0.3%
Oracle Corp. Japan	7,500	372,796
		$372,796

Auto and Parts — 0.4%
Compagnie Generale des Etablissements Michelin	2,800	155,743
Denso Corp.	7,000	171,459
Volvo AB	5,500	197,097
		$524,299

Automobiles — 3.2%
DaimlerChrysler AG	20,000	893,572
Honda Motor Co., Ltd.	12,000	583,554
Nissan Motor Co., Ltd.	40,000	431,385
Renault SA	1,500	118,378
Toyota Motor Corp.	50,000	2,009,780
		$4,036,669

Banking — 17.4%
ABN AMRO Holdings NV	40,000	837,949
Allied Irish Banks PLC	40,789	628,090
Anglo Irish Bank Corp. PLC	7,000	110,402
Australia and New Zealand Banking Group, Ltd.	20,400	258,007
Banco Bilbao Vizcaya Argentaria SA	61,000	812,257
Banco Comercial Portugues SA	110,000	227,787
Banco Santander Central Hispano SA	75,000	713,340
Bank of Ireland	35,000	454,250
Barclays PLC	245,000	2,049,393
BNP Paribas SA	15,000	873,707
Commonwealth Bank of Australia	20,900	456,944
Credit Agricole SA	5,000	117,987
Danske Bank A/S	14,000	322,479
DBS Group Holdings, Ltd.	140,000	1,261,078
Deutsche Bank AG	8,000	556,225
Dexia	8,000	133,687
HBOS PLC	60,000	777,387
HSBC Holdings PLC	191,780	2,816,094
Mitsubishi Tokyo Financial Group, Inc.	300	2,683,594
Mizuho Financial Group, Inc.	100	378,628
Orix Corp.	1,200	129,631
Sanpaolo IMI SPA	18,000	205,875
Societe Generale	4,400	361,281
Sumitomo Mitsui Financial Group, Inc.	100	602,037
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	526,491
Svenska Handelsbanken AB	20,000	372,692
UBS AG	36,000	2,408,723
UniCredito Italiano SPA	79,900	382,859
Westpac Banking Corp.	19,100	225,381
		$21,684,255

Beverages — 2.9%
Diageo PLC	90,000	1,115,346
Fomento Economico Mexicano SA de C.V. ADR	37,000	1,625,780
Heineken NV	8,750	274,215
Interbrew	5,000	151,397
SABMiller PLC	35,000	446,157
		$3,612,895

Building Materials — 0.8%
Compagnie de Saint-Gobain	7,000	342,163
CRH PLC	15,000	335,902
Lafarge SA	3,200	274,308
		$952,373

Business Services — 1.6%
Mitsubishi Corp.	155,000	1,490,826
Sap AG	3,200	513,172
		$2,003,998

Chemicals — 1.1%
Asahi Kasei Corp.	39,000	171,109
BASF AG	11,000	586,420
JSR Corp.	16,000	264,860
L’Air Liquide SA	1,980	320,624
		$1,343,013

Computer Software & Services — 0.3%
Itochu Techno-Science Corp.	4,000	147,145
Softbank Corp.	5,000	175,856
		$323,001

Computers and Business Equipment — 0.3%
NEC Corp.	65,000	405,321
		$405,321

Consumer Electronics — 2.5%
Philips Electronics NV	30,000	727,427
Samsung Electronics Co., Ltd.	570	203,241
Sharp Corp.	30,000	433,090
Sony Corp.	13,000	456,058
Sony Corp. ADR	30,000	1,039,500
Toshiba Corp.	86,000	315,589
		$3,174,905

Consumer Products — 0.3%
Shimano Inc.	15,000	363,375
		$363,375

Data Processing and Reproduction — 2.1%
Canon, Inc.	55,000	2,684,492
		$2,684,492

Distribution/Wholesale/Retail — 0.5%
Celesio AG	2,400	153,142
Esprit Holdings, Ltd.	100,000	444,880
		$598,022

Diversified Operations — 1.2%
Keppel Corp., Ltd.	360,000	1,527,241
		$1,527,241

Drugs — 6.6%
Aventis SA	12,000	926,078
Fujisawa Pharmaceutical Co., Ltd.	5,000	121,125
GlaxoSmithKline PLC	80,674	1,638,657
Novartis AG	57,000	2,550,709
Roche Holding AG	17,000	1,680,932
Schering AG	6,000	337,202
Takeda Chemical Industries, Ltd.	15,000	701,180
Teva Pharmaceutical Industries, Ltd. ADR	8,000	236,800
		$8,192,683

Electrical Equipment — 1.3%
Hitachi, Ltd.	190,000	1,159,212
Oki Electric Industry Co., Ltd.(1)	120,000	430,667
		$1,589,879

Electronic Components - Miscellaneous — 3.4%
Koninklije Philips Electronics NV	10,000	242,300
Kyocera Corp.	20,000	1,543,224
Matsushita Electric Industrial Co., Ltd.	42,000	559,221
Siemens AG	16,000	1,123,237
Venture Corp., Ltd.	36,000	338,922
Yokogawa Electric Corp.	36,000	419,900
		$4,226,804

Energy Sources — 2.4%
BP PLC	193,264	1,813,435
Royal Dutch Petroleum Co.	23,000	1,153,878
		$2,967,313

Engineering and Construction — 0.6%
Bouygues SA	5,100	171,494
Vinci SA	5,500	559,867
		$731,361

Financial Services — 4.5%
Acom Co., Ltd.	4,500	289,489
Ainax AB(1)	354	11,625
Credit Suisse Group(1)	19,000	609,646
Fortis(1)	35,000	763,124
Hong Kong Exchanges and Clearing, Ltd.	150,000	309,621
ING Groep NV	100,000	2,321,216
Muenchener Rueckversicherungs-Gesellschaft AG	2,300	220,918
Nomura Holdings, Inc.	79,200	1,085,798
		$5,611,437

Foods — 1.2%
Cadbury Schweppes PLC	140,000	1,146,260
Groupe Danone	4,000	329,882
		$1,476,142

Hotels — 0.5%
Accor SA	2,600	110,436
Hilton Group PLC	110,000	521,577
		$632,013

Household Durables — 0.2%
Nitori Co., Ltd.	3,500	215,737
		$215,737

Household Products — 0.8%
Kao Corp.	12,000	297,160
L’Oreal SA	5,200	372,815
LVMH Moet Hennessy Louis Vuitton SA	4,500	307,188
		$977,163

Household Products/Food — 2.1%
Nestle SA	10,500	2,683,785
		$2,683,785

Industrial Conglomerate — 0.2%
Sonae, S.G.P.S., SA	200,000	207,079
		$207,079

Insurance — 4.1%
Allianz AG	4,400	425,380
Aviva PLC	34,000	346,233
AXA Company	76,000	1,561,908
Millea Holdings, Inc.	41	603,293
Mitsui Sumitomo Insurance Co., Ltd.	20,000	184,828
Swiss Reinsurance	15,000	876,422
Zurich Financial Services AG(1)	8,000	1,131,825
		$5,129,889

Investment Services — 0.2%
Deutsche Boerse AG	6,000	292,415
		$292,415

Machinery — 1.3%
Atlas Copco AB	5,900	211,431
Daikin Industries, Ltd.	20,000	492,575
Komatsu, Ltd.	50,000	294,738
Sandvik AB	3,700	127,048
Schneider Electric SA	4,200	267,241
SKF AB	6,500	246,908
		$1,639,941

Manufacturing - Diversified — 0.1%
Linde AG	2,500	135,745
		$135,745

Medical Products — 0.7%
Smith & Nephew PLC	55,000	555,082
Terumo Corp.	12,000	290,700
		$845,782

Metals - Industrial — 2.5%
Assa Abloy AB	20,000	237,168
BHP Billiton PLC	44,000	400,859
BHP Billiton, Ltd.	60,000	553,797
Nippon Steel Corp.	100,000	202,772
POSCO ADR	25,000	907,000
Rio Tinto PLC	17,000	442,993
Rio Tinto, Ltd.	15,000	398,016
		$3,142,605

Multimedia — 0.8%
News Corp., Ltd.	27,000	231,057
Promotora de Informaciones SA (Prisa)	15,000	241,994
Vivendi Universal SA(1)	20,000	500,121
		$973,172

Oil and Gas - Equipment and Services — 6.3%
Centrica PLC	100,000	430,063
ENI SPA	45,000	926,440
Fortum Oyj	30,000	413,557
Petroleo Brasileiro SA ADR	33,000	846,450
Shell Transport & Trading Co. PLC	142,200	1,030,456
Tokyo Gas Co., Ltd.	50,000	178,547
Total Fina Elf SA	21,000	4,078,140
		$7,903,653

Paper and Forest Products — 0.2%
Oji Paper Co., Ltd.	20,000	128,123
Stora Enso Oyj	8,000	110,860
		$238,983

Publishing — 0.1%
Reed Elsevier NV	9,000	115,074
		$115,074

Real Estate — 0.8%
Cheung Kong Holdings, Ltd.	30,000	222,120
Mitsubishi Estate Co., Ltd.	16,000	181,885
Mitsui Fudosan Co., Ltd.	20,000	222,152
Sumitomo Realty & Development Co., Ltd.	12,000	136,629
Sun Hung Kai Properties, Ltd.	35,000	296,160
		$1,058,946

Retail — 1.1%
Ito-Yokado Co., Ltd.	6,000	233,099
Metro AG	3,700	169,854
Pinault-Printemps-Redoute SA	1,200	117,096
Seven - Eleven Japan Co., Ltd.	13,000	398,905
The Daimaru, Inc.	60,000	462,429
		$1,381,383

Retail - Food — 0.5%
Carrefour SA	12,000	572,550
		$572,550

Semiconductor Components/Integrated Circuits — 0.7%
Taiwan Semiconductor Co., Ltd.	111,804	141,112
Taiwan Semiconductor Co., Ltd. ADR	100,000	712,000
		$853,112

Semiconductor Equipment — 0.1%
ASML Holding NV(1)	9,000	128,618
		$128,618

Telecommunication Equipment — 1.2%
Nokia Oyj	75,000	860,523
Telefonaktiebolaget LM Ericsson(1)	220,000	587,706
		$1,448,229

Telecommunication Services — 9.7%
Alcatel SA(1)	17,000	220,227
Alcatel SA ADR(1)	60,000	776,400
BT Group PLC	680,000	2,333,981
Deutsche Telekom AG(1)	38,000	636,841
Elisa Oyj(1)	20,000	257,645
France Telecom SA	18,000	445,991
Koninklijke (Royal) KPN NV	50,000	369,613
Nippon Telegraph and Telephone Corp.	200	995,918
Portugal Telecom, SGPS, SA	118,000	1,210,403
Telecom Italia Mobile SPA	100,000	532,146
Telecom Italia SPA	170,972	507,400
Telefonica SA	78,000	1,137,227
Telenor ASA	45,000	306,575
Vodafone Group PLC	927,954	2,012,270
Vodafone Group PLC ADR	20,000	434,600
		$12,177,237

Telephone - Integrated — 0.5%
Philippine Long Distance Telephone Co. ADR(1)	30,300	679,023
		$679,023

Tobacco — 0.3%
British American Tobacco PLC	25,000	380,056
		$380,056

Transportation — 0.8%
East Japan Railway Co.	70	381,230
Nippon Express Co., Ltd.	28,000	147,970
Nippon Yusen Kabushiki Kaisha	90,000	412,633
		$941,833

Utilities - Electric — 1.2%
Enel SPA	47,000	370,636
Iberdrola SA	15,000	307,007
RWE AG	7,000	343,005
Tokyo Electric Power Co., Inc. (The)	24,000	543,717
		$1,564,365

Utilities - Electrical and Gas — 1.5%
E. ON AG	10,340	736,100
Endesa SA	15,000	273,056
Scottish and Southern Energy PLC	40,000	522,623
Scottish Power PLC	50,000	358,235
		$1,890,014

Utilities - Water — 0.2%
Veolia Environment	10,000	266,795
		$266,795

Total Common Stocks (identified cost $102,314,326)		$119,311,920

Preferred Stocks — 0.2%

Security	Shares	Value

Multimedia — 0.2%
News Corp., Ltd.	35,000	281,135
		$281,135

Total Preferred Stocks (identified cost $252,596)		$281,135

Commercial Paper — 1.9%

Security	Principal Amount (000’s omitted)	Value
Yorktown Capital, LLC, 1.38%, 8/23/04	2400	2,397,884

Total Commercial Paper (at amortized cost, $2,397,884)		$2,397,884

Short-Term Investments — 1.8%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.34%, 8/2/04	2212	2,212,000

Total Short-Term Investments (at amortized cost, $2,212,000)		$2,212,000

Total Investments — 99.4% (identified cost $107,176,806)		$124,202,939

Other Assets, Less Liabilities — 0.6%		$695,953

Net Assets — 100.0%		$124,898,892

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$107,176,806

Gross unrealized appreciation	$18,742,560

Gross unrealized depreciation	(1,716,427)

Net unrealized appreciation	$17,026,133

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ Kristin S. Anagnost
Kristin S. AnagnostTreasurer and Principal Financial Officer

Date:	September 21, 2004